Loans and Financing (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loans and Financings [Line Items]
Revolving credit facilities	$ 2,900,000	$ 2,800,000
Foreign countries [member]
Loans and Financings [Line Items]
Revolving credit facilities	$ 450,000	$ 450,000